Disposal of business (Narrative) (Details) - Barclays Insurance Guernsey PCC £ in Millions	12 Months Ended
Dec. 31, 2021 GBP (£)
Disclosure of operating segments [line items]
Consideration received	£ 65
Profit (loss) on disposal of investments and changes in value of investments	£ (10)